BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	$ 98	$ (3,935)	$ (41,171)
Reserve of exchange differences on translation (with Non-controlling interests)	12,114	168,884	(374,275)
Non-controlling interests [member]
Reserve of exchange differences on translation (with Non-controlling interests)	$ 11,873	$ 173,754	$ (385,109)